Income Taxes (Tables)	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Components of Provision for Income Taxes
The components of the benefit from income taxes from continuing operations are comprised of the following for the years ended December 31:

	2015	2014	2013
Current
Federal	$0.4	$0.2	$—
State	1.8	2.7	2.4
	2.2	2.9	2.4
Deferred
Federal	(17.4)	(83.2)	(39.4)
State	(4.2)	(0.3)	(8.4)
	(21.6)	(83.5)	(47.8)
Benefit from income taxes	$(19.4)	$(80.6)	$(45.4)

Reconciliation between Provision for Income Taxes and Expected Tax Provision
A reconciliation between the benefit from income taxes and the expected tax benefit for continuing operations using the federal statutory rate in effect for the years ended December 31 as follows:

	2015	2014	2013
Amount computed using statutory rates	$(18.6)	$(34.3)	$(47.6)
State income taxes, net of Federal benefit	(5.1)	(1.3)	(2.4)
State tax rate adjustment	1.7	6.6	0.1
Uncertain tax positions and interest	1.0	—	—
Nondeductible expenses	1.8	—	—
Other	0.7	(0.2)	1.1
Valuation allowance	(0.9)	(51.4)	3.4
Benefit from income taxes	$(19.4)	$(80.6)	$(45.4)

Summary of Company's Deferred Tax Assets and Liabilities
The Company’s deferred tax assets and liabilities from continuing operations relate to the following sources and differences between financial accounting and the tax basis of the Company’s assets and liabilities at December 31:

	2015	2014
Deferred tax assets
Allowance for doubtful accounts	$1.7	$2.0
Insurance reserve	16.8	17.5
Net operating loss	176.5	178.3
Capital loss carryforward	69.1	69.1
Accrued bonus and vacation	9.0	7.7
Stock compensation	1.9	1.8
Other comprehensive income	—	0.6
Tax credits	7.2	6.9
Other	21.4	21.1
Total deferred tax assets	303.6	305.0
Valuation allowance	(95.2)	(96.1)
Deferred tax assets less valuation allowance	208.4	208.9
Deferred tax liabilities
Fixed asset basis	(110.8)	(117.8)
Intangible basis	(123.7)	(127.2)
Landfill and environmental remediation liabilities	(109.8)	(113.8)
Other	(3.1)	(5.4)
Deferred tax liabilities	(347.4)	(364.2)
Net deferred tax liability	$(139.0)	$(155.3)

Reconciliation of Beginning and Ending Amount of Gross Unrecognized Tax Benefits
A reconciliation of the beginning and ending amount of gross unrecognized tax benefits for 2015, 2014 and 2013 is as follows:

	2015	2014	2013
Balance at January 1,	$6.2	$6.2	$6.2
Additions based on tax positions of prior years	0.5	—	—
Additions based on tax positions of current year	0.6	—	—
Balance at December 31,	$7.3	$6.2	$6.2